Operating Segment Information - Schedule of Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Non-Current Assets [Line Items]
Total non-current assets	¥ 982,757	$ 140,532	¥ 1,095,832	¥ 1,091,422
Chinese mainland [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	978,233	139,885	1,090,914	1,088,733
United States [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	4,489	642	4,474	2,665
Others [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	¥ 35	$ 5	¥ 444	¥ 24